Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☒
(Check appropriate box or boxes.)

LoCorr Investment Trust
 (Exact Name of Registrant as Specified in Charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 12th day of January, 2012.

LoCorr Investment Trust

By: /s/ JoAnn M Strasser
JoAnn M Strasser
 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 12th day of January, 2012.

Signature	Title(s)
/s/ Jon C. Essen*	Trustee, Treasurer, Secretary and Principal Financial Officer
/s/ Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
/s/ Michael T. Ayres*	Trustee
/s/ Ronald A. Tschetter*	Trustee
/s/ James W. Morton*	Trustee

*By: /s/ JoAnn M. Strasser
   JoAnn M. Strasser
   Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE